Common Stock - Summary of Reserved Common Stock for Future Issuances (Detail)	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	12,078,240	6,622,799
Convertible preferred stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	10,491,140	5,991,757
Stock Compensation Plan [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	9,533	168,571
Options to purchase common stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,403,655	462,471
Warrants to purchase convertible preferred stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	173,912